Moderate Allocation Portfolio

Schedule of Investments (unaudited)
As of September 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-
PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (36.2%)
Vanguard Variable Insurance Fund — Equity Index Portfolio	3,901,858	187,094
Vanguard Extended Market Index Fund Admiral Shares	369,835	36,381
		223,475
International Stock Fund (23.9%)
Vanguard Total International Stock Index Fund Admiral Shares	5,270,936	147,797

U.S. Bond Fund (27.8%)
Vanguard Variable Insurance Fund — Total Bond Market Index Portfolio	13,488,337	171,706

International Bond Fund (12.1%)
Vanguard Total International Bond Index Fund Admiral Shares	3,216,950	74,762
Total Investments (100.0%) (Cost $568,097)		617,740
Other Assets and Liabilities —Net (0.0%)		(118)
Net Assets (100%)		617,622
Cost is in $000.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At September 30, 2020, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

Moderate Allocation Portfolio

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds					Sept. 30,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	—	NA1	NA1	—	—	—	—	—

Vanguard Extended
Market Index Fund	31,519	6,732	3,454	811	773	265	—	36,381
Vanguard Total
International Bond
Index Fund	63,242	24,931	15,382	1,275	696	468	—	74,762
Vanguard Total
International Stock
Index Fund	128,492	41,010	16,118	1,345	(6,932)	1,920	—	147,797
Vanguard Variable
Insurance Funds—
Equity Index Portfolio	160,856	53,888	33,347	7,382	(1,685)	2,951	3,477	187,094
Vanguard Variable
Insurance Funds—Total
Bond Market Index
Portfolio	147,506	66,739	49,367	2,903	3,925	3,188	—	171,706
Total	531,615	193,300	117,668	13,716	(3,223)	8,792	3,477	617,740

1 Not applicable —purchases and sales are for temporary cash investment purposes.